INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [Abstract]
Disclosure of detailed information about investments [Table Text Block]
$

Balance, December 31, 2023 and 2024	77,229

Additions	7,737,627
Unrealized gain	322,087

Balance, December 31, 2025	8,136,943